UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21128

Smith Barney Multiple Discipline Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Multiple Discipline Portfolio - All Cap Growth and Value
Multiple Discipline Portfolio - Large Cap Growth and Value
Multiple Discipline Portfolio - Global All Cap Growth and Value
Multiple Discipline Portfolio - Balanced All Cap Growth and Value

FORM N-Q
MARCH 31, 2005

ITEM 1.       SCHEDULES OF INVESTMENTS

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 89.1%
CONSUMER DISCRETIONARY - 12.7%
Hotels, Restaurants & Leisure - 0.3%
26,495	McDonald's Corp.	$825,054

Leisure Equipment & Products - 1.1%
64,740	Hasbro, Inc.	1,323,933
64,940	Mattel, Inc.	1,386,469

		2,710,402

Media - 9.0%
85,340	Cablevision Systems Corp.-New York Group, Class A Shares*	2,393,787
161,045	Comcast Corp., Special Class A Shares*	5,378,903
286,559	Liberty Media Corp., Series A Shares*	2,971,617
6,938	Liberty Media International, Inc., Class A Shares*	303,468
107,590	News Corp., Class B Shares	1,894,660
287,005	Time Warner Inc.*	5,036,938
176,230	The Walt Disney Co.	5,063,088

		23,042,461

Specialty Retail - 2.3%
42,500	Bed Bath & Beyond Inc.*	1,552,950
176,160	Charming Shoppes, Inc.*	1,432,181
76,734	The Home Depot, Inc.	2,934,308

		5,919,439

	TOTAL CONSUMER DISCRETIONARY	32,497,356

CONSUMER STAPLES - 6.2%
Beverages - 3.3%
88,963	The Coca-Cola Co.	3,707,088
89,073	PepsiCo, Inc.	4,723,541

		8,430,629

Food & Drug Retailing - 0.5%
65,700	Safeway Inc.*	1,217,421

Food Products - 0.8%
32,540	Wm. Wrigley Jr. Co.	2,133,648

Personal Products - 1.6%
82,735	The Gillette Co.	4,176,463

	TOTAL CONSUMER STAPLES	15,958,161

ENERGY - 5.6%
Energy Equipment & Services - 2.0%
10,000	Baker Hughes Inc.	444,900
27,640	GlobalSantaFe Corp.	1,023,786
33,046	Grant Prideco, Inc.*	798,391
48,200	Weatherford International Ltd.*	2,792,708

		5,059,785

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 3.6%
14,580	Anadarko Petroleum Corp.	$1,109,538
23,820	BP PLC, Sponsored ADR	1,486,368
34,000	ChevronTexaco Corp.	1,982,540
51,780	Exxon Mobil Corp.	3,086,088
16,310	Murphy Oil Corp.	1,610,286

		9,274,820

	TOTAL ENERGY	14,334,605

FINANCIALS - 13.1%
Banks - 0.7%
65,420	The Bank of New York Co., Inc.	1,900,451

Diversified Financials - 6.1%
42,645	American Express Co.	2,190,674
81,832	JPMorgan Chase & Co.	2,831,387
27,002	Lehman Brothers Holdings Inc.	2,542,508
67,520	MBNA Corp.	1,657,616
60,214	Merrill Lynch & Co., Inc.	3,408,112
25,000	Morgan Stanley	1,431,250
34,530	State Street Corp.	1,509,652

		15,571,199

Insurance - 6.3%
23,315	Ambac Financial Group, Inc.	1,742,796
106,485	American International Group, Inc.	5,900,334
681	Berkshire Hathaway, Inc., Class B Shares*	1,944,936
30,285	The Chubb Corp.	2,400,692
40,875	MGIC Investment Corp.	2,520,761
35,000	The PMI Group, Inc.	1,330,350
3,965	The St. Paul Travelers Cos., Inc.	145,635

		15,985,504

	TOTAL FINANCIALS	33,457,154

HEALTHCARE - 19.2%
Biotechnology - 8.0%
2,746	Alkermes, Inc.*	28,504
76,445	Amgen Inc.*	4,449,864
134,155	Biogen Idec Inc.*	4,629,689
99,590	Chiron Corp.*	3,491,625
47,752	Genentech, Inc.*	2,703,241
63,550	Genzyme Corp.*	3,637,602
183,120	Millennium Pharmaceuticals, Inc.*	1,541,870

		20,482,395

Healthcare Providers & Services - 2.0%
34,950	McKesson Corp.	1,319,362
39,130	UnitedHealth Group Inc.	3,732,219

		5,051,581

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Pharmaceuticals - 9.2%
58,090	Abbott Laboratories	$2,708,156
71,080	Forest Laboratories, Inc.*	2,626,406
40,930	GlaxoSmithKline PLC, ADR	1,879,506
80,224	Johnson & Johnson	5,387,844
22,500	Novartis AG, ADR	1,052,550
258,516	Pfizer Inc.	6,791,215
75,110	Wyeth	3,168,140

		23,613,817

	TOTAL HEALTHCARE	49,147,793

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.7%
28,186	L-3 Communications Holdings, Inc.	2,001,770
59,690	Raytheon Co.	2,310,003

		4,311,773

Airlines - 0.5%
85,500	Southwest Airlines Co.	1,217,520

Electrical Equipment - 0.9%
37,285	Emerson Electric Co.	2,420,915

Industrial Conglomerates - 3.0%
82,200	General Electric Co.	2,964,132
59,960	Honeywell International Inc.	2,231,112
73,921	Tyco International Ltd.	2,498,530

		7,693,774

Machinery - 1.5%
18,941	Caterpillar Inc.	1,731,965
78,700	Pall Corp.	2,134,344

		3,866,309

	TOTAL INDUSTRIALS	19,510,291

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.8%
234,175	Cisco Systems, Inc.*	4,189,391
145,500	Lucent Technologies Inc.*	400,125
82,220	Motorola, Inc.	1,230,833
92,210	Nokia Oyj, Sponsored ADR	1,422,800

		7,243,149

Computers & Peripherals - 2.8%
78,280	Dell Inc.*	3,007,518
27,310	Electronics for Imaging, Inc.*	487,210
15,435	International Business Machines Corp.	1,410,450
195,843	Maxtor Corp.*	1,041,885
39,800	SanDisk Corp.*	1,106,440

		7,053,503

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments - 1.0%
62,290	Agilent Technologies, Inc.*	$1,382,838
368,590	Solectron Corp.*	1,279,007

		2,661,845

Internet Software & Services - 1.3%
138,890	InterActiveCorp*	3,093,080
25,000	RealNetworks, Inc.*	144,500

		3,237,580

Semiconductor Equipment & Products - 7.0%
80,000	Applied Materials, Inc.	1,300,000
829	Cabot Microelectronics Corp.*	26,014
39,636	Cree, Inc.*	862,083
198,990	Intel Corp.	4,622,538
191,162	Micron Technology, Inc.*	1,976,615
224,796	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,906,270
284,210	Texas Instruments Inc.	7,244,513

		17,938,033

Software - 3.5%
46,900	Advent Software, Inc.*	852,642
55,820	Autodesk, Inc.	1,661,203
70,000	Micromuse Inc.*	317,100
246,730	Microsoft Corp.	5,963,464

		8,794,409

	TOTAL INFORMATION TECHNOLOGY	46,928,519

MATERIALS - 3.9%
Chemicals - 1.5%
25,000	E.I. du Pont de Nemours & Co.	1,281,000
82,180	Engelhard Corp.	2,467,865

		3,748,865

Metals & Mining - 1.4%
80,495	Alcoa Inc.	2,446,243
29,360	Newmont Mining Corp.	1,240,460

		3,686,703

Paper & Forest Products - 1.0%
36,975	Weyerhaeuser Co.	2,532,788

	TOTAL MATERIALS	9,968,356

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
65,280	SBC Communications Inc.	1,546,483
45,440	Verizon Communications Inc.	1,613,120

		3,159,603

Wireless Telecommunication Services - 0.6%
61,360	Vodafone Group PLC, Sponsored ADR	1,629,722

	TOTAL TELECOMMUNICATION SERVICES	4,789,325

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

UTILITIES - 0.5%
Multi-Utilities - 0.5%
69,300	The Williams Cos., Inc.	$1,303,533

	TOTAL COMMON STOCK
	(Cost - $212,553,308)	227,895,093

FACE
AMOUNT

REPURCHASE AGREEMENT - 11.2%
$28,570,000	State Street Bank and Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds
	at maturity - $28,571,889; (Fully collateralized by U.S. Treasury Bonds,
	7.250% to 8.750% due 5/15/16 to 8/15/20; Market value - $29,145,959)
	(Cost - $28,570,000)	$28,570,000

	TOTAL INVESTMENTS - 100.3%
	(Cost - $241,123,308**)	256,465,093
	Liabilities in Excess of Other Assets - (0.3)%	(833,035)

	TOTAL NET ASSETS - 100.0%	$255,632,058

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 93.8%
CONSUMER DISCRETIONARY - 13.3%
Household Durables - 0.7%
10,640	Newell Rubbermaid Inc.	$233,442

Media - 8.3%
8,720	Comcast Corp., Class A Shares*	294,562
28,840	Liberty Media Corp., Series A Shares*	299,071
22,000	News Corp., Class B Shares	387,420
52,800	Time Warner Inc.*	926,640
21,940	The Walt Disney Co.	630,336

		2,538,029

Multi-Line Retail - 1.4%
5,000	J.C. Penney Co., Inc.	259,600
3,415	Target Corp.	170,818

		430,418

Specialty Retail - 2.9%
8,000	Bed Bath & Beyond Inc.*	292,320
15,625	The Home Depot, Inc.	597,500

		889,820

	TOTAL CONSUMER DISCRETIONARY	4,091,709

CONSUMER STAPLES - 11.4%
Beverages - 4.1%
18,420	The Coca-Cola Co.	767,561
8,960	PepsiCo, Inc.	475,149

		1,242,710

Food & Drug Retailing - 0.7%
14,190	The Kroger Co.*	227,466

Food Products - 1.7%
3,330	Sara Lee Corp.	73,793
7,040	Wm. Wrigley Jr. Co.	461,613

		535,406

Household Products - 0.7%
3,365	Kimberly-Clark Corp.	221,181

Personal Products - 2.6%
15,625	The Gillette Co.	788,750

Tobacco - 1.6%
7,400	Altria Group, Inc.	483,886

	TOTAL CONSUMER STAPLES	3,499,399

ENERGY - 5.8%
Energy Equipment & Services - 0.9%
1,500	Nabors Industries, Ltd.*	88,710
3,000	Noble Corp.	168,630

		257,340

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 4.9%
3,810	BP PLC, Sponsored ADR	$237,744
7,285	Exxon Mobil Corp.	434,186
7,640	Royal Dutch Petroleum Co., New York Shares	458,705
3,225	Total SA, Sponsored ADR	378,067

		1,508,702

	TOTAL ENERGY	1,766,042

FINANCIALS - 18.6%
Banks - 4.6%
9,852	Bank of America Corp.	434,473
7,050	The Bank of New York Co., Inc.	204,803
4,000	Comerica Inc.	220,320
5,800	Wachovia Corp.	295,278
6,380	Washington Mutual, Inc.	252,010

		1,406,884

Diversified Financials - 7.9%
4,905	American Express Co.	251,970
5,490	Capital One Financial Corp.	410,487
2,590	The Goldman Sachs Group, Inc.	284,874
8,165	JPMorgan Chase & Co.	282,509
17,385	Merrill Lynch & Co., Inc.	983,991
4,005	Morgan Stanley	229,286

		2,443,117

Insurance - 6.1%
21,660	American International Group, Inc.	1,200,181
118	Berkshire Hathaway Inc., Class B Shares*	337,008
3,000	The Chubb Corp.	237,810
2,560	The St. Paul Travelers Cos., Inc.	94,029

		1,869,028

	TOTAL FINANCIALS	5,719,029

HEALTHCARE - 13.1%
Biotechnology - 5.3%
13,190	Amgen Inc.*	767,790
12,120	Biogen Idec Inc.*	418,261
8,100	Genentech, Inc.*	458,541

		1,644,592

Pharmaceuticals - 7.8%
4,810	GlaxoSmithKline PLC, ADR	220,875
12,800	Johnson & Johnson	859,648
3,500	Novartis AG, ADR	163,730
43,648	Pfizer Inc.	1,146,633

		2,390,886

	TOTAL HEALTHCARE	4,035,478

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
4,140	The Boeing Co.	$242,024
5,600	Raytheon Co.	216,720

		458,744

Commercial Services & Supplies - 0.7%
3,500	Avery Dennison Corp.	216,755

Industrial Conglomerates - 3.0%
17,110	General Electric Co.	616,987
7,755	Honeywell International Inc.	288,564

		905,551

	TOTAL INDUSTRIALS	1,581,050

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 3.4%
34,705	Cisco Systems, Inc.*	620,872
7,925	Comverse Technology, Inc.*	199,868
13,855	Nokia Oyj, Sponsored ADR	213,783

		1,034,523

Computers & Peripherals - 5.1%
15,780	Dell Inc.*	606,268
11,075	Hewlett-Packard Co.	242,985
3,900	International Business Machines Corp.	356,382
4,400	Lexmark International, Inc., Class A Shares*	351,868

		1,557,503

Electronic Equipment & Instruments - 0.3%
31,500	Solectron Corp.*	109,305

Internet Software & Services - 2.0%
28,000	InterActiveCorp*	623,560

Semiconductor Equipment & Products - 5.4%
38,995	Intel Corp.	905,854
29,110	Texas Instruments Inc.	742,014

		1,647,868

Software - 3.7%
46,780	Microsoft Corp.	1,130,673

	TOTAL INFORMATION TECHNOLOGY	6,103,432

MATERIALS - 1.5%
Chemicals - 0.5%
2,500	Air Products and Chemicals, Inc.	158,225

Paper & Forest Products - 1.0%
8,255	International Paper Co.	303,701

	TOTAL MATERIALS	461,926

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.0%
6,541	AT&T Corp.	$122,644
6,500	MCI Inc.	161,980
12,615	SBC Communications Inc.	298,849
9,560	Verizon Communications Inc.	339,380

		922,853

Wireless Telecommunication Services - 0.9%
10,100	Nextel Communications, Inc., Class A Shares*	287,042

	TOTAL TELECOMMUNICATION SERVICES	1,209,895

UTILITIES - 1.1%
Gas Utilities - 1.1%
2,630	KeySpan Corp.	102,491
6,000	Sempra Energy	239,040

	TOTAL UTILITIES	341,531

	TOTAL COMMON STOCK
	(Cost - $27,650,127)	28,809,491

FACE AMOUNT

REPURCHASE AGREEMENT - 5.8%
$1,792,000	State Street Bank and Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at
	maturity - $1,792,118; (Fully collateralized by U.S. Treasury Bonds, 6.250% to
	7.500% due 8/15/23 to 11/15/24; Market value - $1,838,588) (Cost - $1,792,000)	1,792,000

	TOTAL INVESTMENTS - 99.6% (Cost - $29,442,127**)	30,601,491
	Other Assets in Excess of Liabilities - 0.4%	124,790

	TOTAL NET ASSETS - 100.0%	$30,726,281

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK- 88.5%
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.3%
7,000	Honda Motor Co., Ltd., Sponsored ADR	$175,280

Household Durables - 0.7%
6,620	Koninklijke (Royal) Philips Electronics N.V., New York Registered Shares	182,182
10,670	Newell Rubbermaid Inc.	234,100

		416,282

Leisure Equipment & Products - 0.4%
5,700	Fuji Photo Film Co., Ltd., Unsponsored ADR	208,506

Media - 8.8%
16,470	Cablevision Systems Corp. - NY Group, Class A Shares*	461,983
	Comcast Corp.:
8,932	Class A Shares*	301,723
17,625	Special Class A Shares*	588,675
3,660	Grupo Televisa, S.A., Sponsored ADR	215,208
87,885	Liberty Media Corp., Series A Shares*	911,367
1,074	Liberty Media International, Inc., Class A Shares*	46,977
44,680	News Corp., Class B Shares	786,815
54,235	Time Warner Inc.*	951,824
24,185	The Walt Disney Co.	694,835
3,140	WPP Group PLC, Sponsored ADR	178,132

		5,137,539

Multi-Line Retail - 1.1%
5,500	J.C. Penney Co., Inc.	285,560
2,830	Target Corp.	141,557
5,100	Wal-Mart de Mexico, SA de C.V., Sponsored ADR, Series V Shares	178,795

		605,912

Specialty Retail - 2.2%
8,600	Bed Bath & Beyond Inc.*	314,244
39,460	Charming Shoppes, Inc.*	320,810
17,275	The Home Depot, Inc.	660,596

		1,295,650

	TOTAL CONSUMER DISCRETIONARY	7,839,169

CONSUMER STAPLES - 8.4%
Beverages - 2.9%
20,530	The Coca-Cola Co.	855,485
5,200	Diageo PLC, Sponsored ADR	295,880
10,245	PepsiCo, Inc.	543,292

		1,694,657

Food & Drug Retailing - 1.2%
16,650	The Kroger Co.*	266,899
7,630	Seven-Eleven Japan Co., Ltd., Unsponsored ADR	223,992
12,350	Tesco PLC, Sponsored ADR	221,581

		712,472

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Food Products - 1.7%
9,370	Groupe Danone, Sponsored ADR	$187,119
4,380	Nestle S.A., Sponsored ADR	300,645
7,440	Wm. Wrigley Jr. Co.	487,841

		975,605

Household Products - 0.3%
2,775	Kimberly-Clark Corp.	182,401

Personal Products - 1.5%
16,575	The Gillette Co.	836,706

Tobacco - 0.8%
7,300	Altria Group, Inc.	477,347

	TOTAL CONSUMER STAPLES	4,879,188

ENERGY - 5.5%
Energy Equipment & Services - 1.8%
6,015	Grant Prideco, Inc.*	145,322
2,500	Nabors Industries, Ltd.*	147,850
3,000	Noble Corp.*	168,630
9,935	Weatherford International Ltd.*	575,634

		1,037,436

Oil & Gas - 3.7%
9,440	BP PLC, Sponsored ADR	589,056
7,750	Exxon Mobil Corp.	461,900
9,370	Royal Dutch Petroleum Co., New York Shares	562,575
4,895	Total SA, Sponsored ADR	573,841

		2,187,372

	TOTAL ENERGY	3,224,808

FINANCIALS - 15.2%
Banks - 4.7%
10,912	Bank of America Corp.	481,219
3,080	Bank of Ireland, Sponsored ADR	195,087
6,685	The Bank of New York Co., Inc.	194,199
4,000	Comerica Inc.	220,320
3,130	HSBC Holdings PLC, Sponsored ADR	248,522
39,510	Mitsubishi Tokyo Financial Group, Inc., ADR	341,761
3,090	UBS AG, Registered Shares	260,796
12,380	United Overseas Bank Ltd., Sponsored ADR	216,180
6,165	Wachovia Corp.	313,860
6,425	Washington Mutual, Inc.	253,787

		2,725,731

Diversified Financials - 6.8%
5,990	American Express Co.	307,706
5,600	Capital One Financial Corp.	418,712
2,230	The Goldman Sachs Group, Inc.	245,278
7,160	ING Groep N.V., Sponsored ADR	216,447
8,685	JPMorgan Chase & Co.	300,501

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Diversified Financials - 6.8% (continued)
6,085	Lehman Brothers Holdings Inc.	$572,964
19,590	Merrill Lynch & Co., Inc.	1,108,794
5,175	Morgan Stanley	296,269
17,760	Nomura Holdings Inc., ADR	246,154
3,600	ORIX Corp., Sponsored ADR	231,372

		3,944,197

Insurance - 3.7%
25,180	American International Group, Inc.	1,395,224
8,245	Axa, Sponsored ADR	219,977
92	Berkshire Hathaway Inc., Class B Shares*	262,752
3,000	The Chubb Corp.	237,810
1,750	The St. Paul Travelers Cos., Inc.	64,278

		2,180,041

	TOTAL FINANCIALS	8,849,969

HEALTHCARE - 15.9%
Biotechnology - 7.6%
730	Alkermes, Inc.*	7,577
15,020	Amgen Inc.*	874,314
28,705	Biogen Idec Inc.*	990,610
22,240	Chiron Corp.*	779,734
10,550	Genentech, Inc.*	597,235
14,015	Genzyme Corp.*	802,219
40,130	Millennium Pharmaceuticals, Inc.*	337,895

		4,389,584

Healthcare Equipment & Supplies - 0.3%
4,100	Smith & Nephew PLC, Sponsored ADR	192,782

Healthcare Providers & Services - 1.4%
8,670	UnitedHealth Group Inc.	826,945

Pharmaceuticals - 6.6%
14,090	Forest Laboratories, Inc.*	520,626
10,830	GlaxoSmithKline PLC, ADR	497,314
13,430	Johnson & Johnson	901,959
8,460	Novartis AG, ADR	395,759
4,140	Novo Nordisk A/S, Sponsored ADR	231,095
48,152	Pfizer Inc.	1,264,953

		3,811,706

	TOTAL HEALTHCARE	9,221,017

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.5%
3,920	The Boeing Co.	229,163
6,270	L-3 Communications Holdings, Inc.	445,295
5,500	Raytheon Co.	212,850

		887,308

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Commercial Services & Supplies - 0.4%
4,000	Avery Dennison Corp.	$247,720

Industrial Conglomerates - 3.2%
18,775	General Electric Co.	677,026
8,895	Honeywell International Inc.	330,983
3,270	Hutchison Whampoa Ltd., Unsponsored ADR	138,882
9,600	Tomkins PLC, Sponsored ADR	196,320
15,680	Tyco International Ltd.	529,984

		1,873,195

Machinery - 0.8%
16,540	Pall Corp.	448,565

	TOTAL INDUSTRIALS	3,456,788

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.4%
38,070	Cisco Systems, Inc.*	681,072
7,450	Comverse Technology, Inc.*	187,889
33,015	Nokia Oyj, Sponsored ADR	509,421

		1,378,382

Computers & Peripherals - 3.6%
17,580	Dell Inc.*	675,424
10,605	Hewlett-Packard Co.	232,674
4,000	International Business Machines Corp.	365,520
4,700	Lexmark International, Inc., Class A Shares*	375,859
42,370	Maxtor Corp.*	225,408
7,700	SanDisk Corp.*	214,060

		2,088,945

Electronic Equipment & Instruments - 0.7%
6,325	Mettler-Toledo International Inc.*	300,438
40,000	Solectron Corp.*	138,800

		439,238

Internet Software & Services - 1.3%
32,730	InterActiveCorp*	728,897

Office Electronics - 0.5%
5,610	Canon Inc., Sponsored ADR	300,696

Semiconductor Equipment & Products - 4.4%
150	Cabot Microelectronics Corp.*	4,707
8,330	Cree, Inc.*	181,178
42,870	Intel Corp.	995,870
46,940	Micron Technology, Inc.*	485,360
34,970	Texas Instruments Inc.	891,385

		2,558,500

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Software - 3.5%
11,260	Advent Software, Inc.*	$204,707
10,280	Autodesk, Inc.	305,933
50,420	Microsoft Corp.	1,218,651
7,670	SAP AG, Sponsored ADR	307,414

		2,036,705

	TOTAL INFORMATION TECHNOLOGY	9,531,363

MATERIALS - 2.4%
Chemicals - 1.1%
2,500	Air Products and Chemicals, Inc.	158,225
2,950	BASF AG, Sponsored ADR	208,122
6,220	BOC Group PLC, Sponsored ADR	242,020

		608,367

Construction Materials - 0.5%
11,540	CRH PLC, Sponsored ADR	303,387

Metals & Mining - 0.3%
1,520	Rio Tinto PLC, Sponsored ADR	197,220

Paper & Forest Products - 0.5%
8,380	International Paper Co.	308,300

	TOTAL MATERIALS	1,417,274

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.8%
6,251	AT&T Corp.	117,206
8,000	MCI Inc.	199,360
21,195	Nippon Telegraph and Telephone Corp., ADR	463,111
13,560	SBC Communications Inc.	321,236
3,406	Telefonica S.A., Sponsored ADR	177,010
9,050	Verizon Communications Inc.	321,275

		1,599,198

Wireless Telecommunication Services - 1.4%
11,000	Nextel Communications, Inc., Class A Shares*	312,620
10,260	SK Telecom Co., Ltd., ADR	202,327
11,175	Vodafone Group PLC, Sponsored ADR	296,808

		811,755

	TOTAL TELECOMMUNICATION SERVICES	2,410,953

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - GLOBAL ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

UTILITIES - 1.1%
Electric Utilities - 0.3%
8,240	Endesa, S.A., Sponsored ADR	$186,142

Gas Utilities - 0.8%
70,950	Hong Kong and China Gas Co. Ltd., Sponsored ADR	139,637
1,920	KeySpan Corp.	74,822
6,000	Sempra Energy	239,040

		453,499

	TOTAL UTILITIES	639,641

	TOTAL COMMON STOCK
	(Cost - $48,689,690)	$51,470,170

FACE
AMOUNT

REPURCHASE AGREEMENT - 11.7%
$6,780,000	State Street Bank and Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at
	maturity -$6,780,448; (Fully collateralized by U.S. Treasury Bonds, 7.250% to
	8.750% due 5/15/16 to 5/15/17; Market value - $6,933,089) (Cost - $6,780,000)	6,780,000

	TOTAL INVESTMENTS - 100.2% (Cost - $55,469,690**)	58,250,170
	Liabilities in Excess of Other Assets - (0.2)%	(85,864)

	TOTAL NET ASSETS - 100.0%	$58,164,306

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 63.7%
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.2%
13,700	McDonald's Corp.	$426,618

Leisure Equipment & Products - 0.7%
37,680	Hasbro, Inc.	770,556
28,900	Mattel, Inc.	617,015

		1,387,571

Media - 6.1%
40,765	Cablevision Systems Corp. - New York Group, Class A Shares*	1,143,458
78,870	Comcast Corp., Special Class A Shares*	2,634,258
131,585	Liberty Media Corp., Series A Shares*	1,364,537
3,554	Liberty Media International, Inc., Class A Shares*	155,452
56,320	News Corp., Class B Shares	991,795
142,695	Time Warner Inc.*	2,504,297
84,230	The Walt Disney Co.	2,419,928

		11,213,725

Specialty Retail - 1.6%
18,500	Bed Bath & Beyond Inc.*	675,990
96,160	Charming Shoppes, Inc.*	781,781
38,505	The Home Depot, Inc.	1,472,431

		2,930,202

	TOTAL CONSUMER DISCRETIONARY	15,958,116

CONSUMER STAPLES - 4.3%
Beverages - 2.3%
44,655	The Coca-Cola Co.	1,860,774
44,765	PepsiCo, Inc.	2,373,888

		4,234,662

Food & Drug Retailing - 0.3%
34,070	Safeway Inc.*	631,317

Food Products - 0.6%
16,890	Wm. Wrigley Jr. Co.	1,107,477

Personal Products - 1.1%
40,030	The Gillette Co.	2,020,715

	TOTAL CONSUMER STAPLES	7,994,171

ENERGY - 4.1%
Energy Equipment & Services - 1.5%
8,000	Baker Hughes Inc.	355,920
17,760	GlobalSantaFe Corp.	657,830
18,375	Grant Prideco, Inc.*	443,940
23,520	Weatherford International Ltd.*	1,362,749

		2,820,439

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 2.6%
6,740	Anadarko Petroleum Corp.	$512,914
13,750	BP PLC, Sponsored ADR	858,000
15,800	ChevronTexaco Corp.	921,298
29,355	Exxon Mobil Corp.	1,749,558
7,460	Murphy Oil Corp.	736,526

		4,778,296

	TOTAL ENERGY	7,598,735

FINANCIALS - 9.7%
Banks - 0.5%
31,625	The Bank of New York Co., Inc.	918,706

Diversified Financials - 4.4%
21,085	American Express Co.	1,083,136
43,554	JPMorgan Chase & Co.	1,506,968
13,785	Lehman Brothers Holdings Inc.	1,297,996
33,990	MBNA Corp.	834,455
31,460	Merrill Lynch & Co., Inc.	1,780,636
15,000	Morgan Stanley	858,750
16,380	State Street Corp.	716,134

		8,078,075

Insurance - 4.8%
13,425	Ambac Financial Group, Inc.	1,003,519
61,550	American International Group, Inc.	3,410,485
355	Berkshire Hathaway Inc., Class B Shares*	1,013,880
18,310	The Chubb Corp.	1,451,434
19,365	MGIC Investment Corp.	1,194,239
18,000	The PMI Group, Inc.	684,180
2,500	The St. Paul Travelers Cos., Inc.	91,825

		8,849,562

	TOTAL FINANCIALS	17,846,343

HEALTHCARE - 13.7%
Biotechnology - 5.8%
1,690	Alkermes, Inc.*	17,542
39,300	Amgen Inc.*	2,287,653
65,455	Biogen Idec Inc.*	2,258,852
52,545	Chiron Corp.*	1,842,228
26,350	Genentech, Inc.*	1,491,674
35,025	Genzyme Corp.*	2,004,831
99,150	Millennium Pharmaceuticals, Inc.*	834,843

		10,737,623

Healthcare Providers & Services - 1.4%
17,940	McKesson Corp.	677,235
20,340	UnitedHealth Group Inc.	1,940,029

		2,617,264

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Pharmaceuticals - 6.5%
27,910	Abbott Laboratories	$1,301,164
35,860	Forest Laboratories, Inc.*	1,325,027
20,850	GlaxoSmithKline PLC, ADR	957,432
41,375	Johnson & Johnson	2,778,745
10,000	Novartis AG, ADR	467,800
131,173	Pfizer Inc.	3,445,915
37,695	Wyeth	1,589,975

		11,866,058

	TOTAL HEALTHCARE	25,220,945

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.2%
14,210	L-3 Communications Holdings, Inc.	1,009,194
32,815	Raytheon Co.	1,269,941

		2,279,135

Airlines - 0.4%
46,800	Southwest Airlines Co.	666,432

Electrical Equipment - 0.7%
18,755	Emerson Electric Co.	1,217,762

Industrial Conglomerates - 2.1%
42,010	General Electric Co.	1,514,881
30,500	Honeywell International Inc.	1,134,905
34,950	Tyco International Ltd.	1,181,310

		3,831,096

Machinery - 1.0%
10,415	Caterpillar Inc.	952,347
36,090	Pall Corp.	978,761

		1,931,108

	TOTAL INDUSTRIALS	9,925,533

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 2.1%
119,010	Cisco Systems, Inc.*	2,129,089
120,000	Lucent Technologies Inc.*	330,000
45,115	Motorola, Inc.	675,372
46,740	Nokia Oyj, Sponsored ADR	721,198

		3,855,659

Computers & Peripherals - 2.0%
40,230	Dell Inc.*	1,545,637
15,450	Electronics for Imaging, Inc.*	275,628
7,860	International Business Machines Corp.	718,247
101,085	Maxtor Corp.*	537,772
20,860	SanDisk Corp.*	579,908

		3,657,192

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments - 0.7%
30,775	Agilent Technologies, Inc.*	$683,205
180,540	Solectron Corp.*	626,474

		1,309,679

Internet Software & Services - 0.9%
69,190	InterActiveCorp*	1,540,861
20,000	RealNetworks, Inc.*	115,600

		1,656,461

Semiconductor Equipment & Products - 4.9%
42,500	Applied Materials, Inc.	690,625
505	Cabot Microelectronics Corp.*	15,847
21,215	Cree, Inc.*	461,426
94,790	Intel Corp.	2,201,972
97,340	Micron Technology, Inc.*	1,006,496
118,307	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,003,243
145,900	Texas Instruments Inc.	3,718,991

		9,098,600

Software - 2.7%
27,890	Advent Software, Inc.*	507,040
31,240	Autodesk, Inc.	929,702
65,000	Micromuse Inc.*	294,450
133,740	Microsoft Corp.	3,232,496

		4,963,688

	TOTAL INFORMATION TECHNOLOGY	24,541,279

MATERIALS - 2.8%
Chemicals - 1.0%
15,000	E. I. du Pont de Nemours and Co.	768,600
38,080	Engelhard Corp.	1,143,542

		1,912,142

Metals & Mining - 1.1%
40,125	Alcoa Inc.	1,219,399
18,340	Newmont Mining Corp.	774,865

		1,994,264

Paper & Forest Products - 0.7%
18,340	Weyerhaeuser Co.	1,256,290

	TOTAL MATERIALS	5,162,696

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
35,230	SBC Communications Inc.	834,599
25,570	Verizon Communications Inc.	907,735

		1,742,334

Wireless Telecommunication Services - 0.5%
32,070	Vodafone Group PLC, Sponsored ADR	851,779

	TOTAL TELECOMMUNICATION SERVICES	2,594,113

See Notes to Schedules of Investments.

MULTIPLE DISCIPLINE PORTFOLIO - BALANCED ALL CAP GROWTH AND VALUE

Schedules of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE

UTILITIES - 0.4%
Multi-Utilities - 0.4%
37,350	The Williams Cos., Inc.	$702,553

	TOTAL COMMON STOCK
	(Cost - $108,946,250)	117,544,484

FACE
AMOUNT

U.S. TREASURY OBLIGATIONS - 16.0%
$1,273,210	U.S. Treasury Inflation-Indexed Notes, 0.875% due 4/15/10	1,245,832
	U.S. Treasury Notes:
8,775,000	5.875% due 11/15/05	8,918,287
7,900,000	3.125% due 4/15/09	7,620,727
5,200,000	5.000% due 2/15/11	5,402,519
6,490,000	4.250% due 8/15/14	6,366,288

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost - $30,114,959)	29,553,653

U.S. GOVERNMENT AGENCIES - 11.2%
	Federal Home Loan Mortgage Corp.:
10,300,000	5.500% due 7/15/06	10,520,358
2,280,000	6.875% due 9/15/10	2,535,084
	Federal National Mortgage Association:
2,440,000	5.750% due 2/15/08	2,543,339
5,255,000	3.375% due 12/15/08	5,085,631

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost - $20,927,821)	20,684,412

REPURCHASE AGREEMENT - 9.1%
16,772,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity -
	$16,773,109; (Fully collateralized by U.S. Treasury Notes and Bonds, 3.625% to
	7.250% due 7/15/09 to 8/15/23; Market value - $17,115,428) (Cost - $16,772,000)	16,772,000

	TOTAL INVESTMENTS - 100.0% (Cost - $176,761,030**)	184,554,549
	Other Assets in Excess of Liabilities - 0.0%	48,343

	TOTAL NET ASSETS - 100.0%	$184,602,892

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Multiple Discipline Portfolio – All Cap Growth and Value (“All Cap Growth and Value”), Multiple Discipline Portfolio – Large Cap Growth and Value (“Large Cap Growth and Value”), Multiple Discipline Portfolio – Global All Cap Growth and Value (“Growth All Cap Growth and Value) and Multiple Discipline Portfolio – Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“Funds”) are separate investment funds of the Smith Barney Multiple Discipline Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price were reported and debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	All Cap	Large Cap	Global All Cap	Balanced All
	Growth	Growth	Growth and	Cap Growth
	and Value	and Value	Value	and Value

Gross unrealized appreciation	$24,634,666	$2,216,861	$4,672,972	$13,271,463
Gross unrealized depreciation	(9,292,881)	(1,057,497)	(1,892,492)	(5,477,944)

Net unrealized appreciation	$15,341,785	$1,159,364	$2,780,480	$7,793,519

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Multiple Discipline Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Robert J. Brault

Robert J. Brault
Chief Financial Officer

Date:	May 27, 2005